Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statements of Operations and Comprehensive Loss
Project Revenues, Net	$ 6,994,000	$ 4,451,000	$ 15,343,000	$ 8,583,000	$ 16,192,000	$ 24,613,000
Cost Of Revenues	3,583,000	2,139,000	8,420,000	4,419,000	7,504,000	11,636,000
Gross Profit	3,411,000	2,312,000	6,923,000	4,164,000	8,688,000	12,977,000
Operating Expenses:
Selling, General And Administrative Expenses	6,994,000	3,601,000	13,229,000	8,051,000	24,040,000	24,034,000
Professional Fees	300,000	350,000	868,000	1,138,000	1,332,000	1,028,000
Depreciation Expense	28,000	30,000	58,000	61,000	131,000	344,000
Amortization Expense Of Intangibles	171,000	539,000	343,000	1,079,000	2,168,000	4,002,000
Goodwill Impairment Expense					0	1,985,000
Intangibles Impairment Expense	0	0	0	0	0	1,867,000
Total Operating Expenses	7,493,000	4,520,000	14,498,000	10,329,000	27,671,000	33,260,000
Loss From Operations	(4,082,000)	(2,208,000)	(7,575,000)	(6,165,000)	(18,983,000)	(20,283,000)
Other Income (expense):
Income From Government Grants	0	1,704,000	262,000	1,704,000	3,140,000	0
Amortization Expense Of Note Payable Discount	0	392,000	0	409,000	409,000	(1,092,000)
Interest Expense	(34,000)	(42,000)	(47,000)	(46,000)	(7,000)	(239,000)
Foreign Exchange Gain (loss)	10,000	10,000	26,000	37,000	(48,000)	(11,000)
Gain On Early Termination Of Operating Lease	0	0	3,000	0	2,000	164,000
Gain On Change In Fair Value Of Derivative Liabilities					72,000	0
Loss On Derivative Liabilities	0	23,000	12,000	0
Other Income	73,000	129,000	1,185,000	256,000	452,000	691,000
Other Expenses	0	153,000	0	153,000	0	(18,000)
Total Other Income (expense)	29,000	1,585,000	1,383,000	1,621,000	3,202,000	(483,000)
Net Loss From Continuing Operations Before Income Tax	(4,053,000)	(623,000)	(6,192,000)	(4,544,000)	(15,781,000)	(20,766,000)
Income Tax Expense	(57,000)	0	(57,000)	0	(216,000)	0
Net Loss From Continuing Operations After Income Tax					(15,997,000)	(20,766,000)
Net Income From Discontinued Operations					0	6,319,000
Net Loss					(15,997,000)	(14,447,000)
Net Loss Attributable To Common Stockholders	(4,110,000)	(623,000)	(6,249,000)	(4,544,000)
Foreign Currency Translation Adjustment	1,000	(406,000)	32,000	(499,000)	(671,000)	203,000
Comprehensive Loss	$ (4,109,000)	$ (1,029,000)	$ (6,217,000)	$ (5,043,000)	$ (16,668,000)	$ (14,244,000)
Earnings (loss) Per Share
Continuing Operations - Basic And Diluted					$ (1.03)	$ (1.35)
Discontinued Operations - Basic					0	0.41
Net Loss Attributable To Common Stockholders - Basic And Diluted	$ (0.09)	$ (0.04)	$ (0.15)	$ (0.26)	(1.03)	(0.94)
Diluted Earnings Per Share
Discontinued Operations					$ 0	$ 0.16
Weighted Average Basic Shares	43,600,019	17,687,179	42,517,201	17,589,581	15,544,032	15,423,655
Weighted Average Diluted Shares					15,544,032	38,736,615